Repurchase Agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2012
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
ERROR in label resolution.	$ 585,000	$ 347,000
Pledged Assets Separately Reported, Securities Pledged for Repurchase Agreements, at Fair Value	622,000	664,000
Transfers Accounted for as Secured Borrowings, Associated Liabilities, Carrying Amount	554,242	576,980
Maturity Greater than 90 Days [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Transfers Accounted for as Secured Borrowings, Associated Liabilities, Carrying Amount	304,385	303,449
Maturity 30 to 90 Days [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Transfers Accounted for as Secured Borrowings, Associated Liabilities, Carrying Amount	0	4,940
Maturity Less than 30 Days [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Transfers Accounted for as Secured Borrowings, Associated Liabilities, Carrying Amount	2,239	164
Maturity Overnight [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Transfers Accounted for as Secured Borrowings, Associated Liabilities, Carrying Amount	$ 247,618	$ 268,427
Long-term Debt [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Transfers Accounted for as Secured Borrowings, Associated Liabilities, Carrying Amount			$ 300,000